411 East Wisconsin Avenue Milwaukee, Wisconsin 53202-4497 Tel 414.277.5000 Fax 414.271.3552 www.quarles.com	Attorneys at Law in: Phoenix and Tucson, Arizona Naples and Tampa, Florida Chicago, Illinois Milwaukee and Madison, Wisconsin Washington, DC Shanghai, China

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           E-Mail: matthew.vogel@quarles.com

           April 2, 2013

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:         Thompson IM Funds, Inc. (the "Registrant")

1933 Registration No. 33-6418

1940 Act File No. 811-4946

Rule 497(j) Certification for Prospectus and Statement of Additional

Information in Connection with Post-Effective Amendment No. 35 to

Registration Statement on Form N-1A

Dear Sir or Madam:

This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended, in connection with Post-Effective Amendment No. 35 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed electronically on March 28, 2013 pursuant to Rule 485(b) and automatically became effective on March 31, 2013 (SEC Accession No 0001144204-13-018132). The definitive Prospectus and Statement of Additional Information are dated March 31, 2013.

Very truly yours,

Quarles & Brady LLP

/s/ Matthew C. Vogel

Matthew C. Vogel

cc:         Penny Hubbard, Chief Financial Officer

Nedra Pierce, Chief Compliance Officer

Fredrick G. Lautz, Esq.